Net Loss per Share Attributable to Common Stockholders - Schedule of Dilutive Securities Excluded From Computation of Diluted Net Loss Per Share (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net Loss per Share Attributable to Common Stockholders
Total	$ 1,905,077	$ 354,641	$ 492,943	$ 161,367
Options, RSUs, and grants
Net Loss per Share Attributable to Common Stockholders
Total	106,434	52,761	60,741	49,625
Warrants
Net Loss per Share Attributable to Common Stockholders
Total	$ 1,798,643	$ 301,880	$ 432,202	$ 111,742